Income Taxes (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
Current income tax	(31,429)	$ 73	449	10,130	5,719
Deferred income tax	30,333	4,565	28,018	3,500	1,385
Income tax (benefit)expense reported in the consolidated statements of operations, applicable to continuing operations	(1,096)	$ 4,638	28,467	13,630	7,104